Deferred tax (Tables)	6 Months Ended
Dec. 31, 2023
Deferred tax
Schedule of deferred taxes

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Net deferred tax liability	(924)	(3,304)	(2,413)

Schedule of movements in net deferred tax (liability)/asset

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
At the beginning of the period	(3,304)	(7,402)	(7,402)
Credited to the statement of profit or loss (Note 11)	1,038	4,801	5,408
Credited/(expensed) to other comprehensive income (Note 11)	1,342	(1,018)	(419)
Credit relating to share-based payments	—	315	—
At the end of the period	(924)	(3,304)	(2,413)